Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0002080023
Document Type	POS AM
Entity Registrant Name	VIKING ACQUISITION CORP. I
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	86-1872510
Entity Address, Address Line One	900 Third Avenue
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(631)
Local Phone Number	353-2402
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to Registration Statement No. 333-297008, declared effective as of August 12, 2026 (as amended, the “Registration Statement”), is being filed pursuant to Rule 414(d) under the Securities Act of 1933, as amended (the “Securities Act”), by NorthStar Earth & Space Enterprises, Inc. (“New NorthStar”), as the successor to Viking Acquisition Corp. I, a Cayman Islands exempted company (“Viking”) to, among other things, include the (i) information contained in Viking’s Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2026, (ii) unaudited pro forma condensed combined financial information of New NorthStar as of and for the six months ended June 30, 2026, (iii) Management’s Discussion and Analysis of Financial Condition and Results of Operation of New NorthStar for the three and six months ended June 30, 2026 and 2025, and (iv) unaudited condensed consolidated financial statements of New NorthStar as of June 30, 2026 and for the three and six months ended June 30, 2026 and 2025.The registration fees were paid at the time of filing of the Registration Statement. Because no additional securities are being registered, no further registration fee is required.
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	900 Third Avenue
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(917)
Local Phone Number	423-7931
Contact Personnel Name	Håkan Wohlin